Summary of significant accounting policies - HF EU (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ASSETS
Current assets	¥ 2,946,929			$ 405,510	¥ 3,328,321
Total assets	4,033,630			555,044	4,307,224
Liabilities
Current liabilities	4,551,904			626,363	4,252,228
Total liabilities	5,443,351			$ 749,029	5,138,852
Revenue	2,195,317	$ 302,086	¥ 1,736,601
Total cost of revenues	(1,699,542)	(233,865)	(1,223,102)
Gross profit	495,775	68,221	513,499
Profit / (loss) from operations	(485,646)	(66,828)	(376,503)
Profit / (loss) before income taxes	(610,519)	(84,010)	(405,541)
Net profit / (loss)	(570,546)	$ (78,510)	(375,126)
Hubei ECARX | Subsidiaries
ASSETS
Current assets	51,551				39,580
Total assets	51,551				39,580
Liabilities
Current liabilities	62,743				36,749
Total liabilities	62,743				¥ 36,749
Revenue	26,170		19,164
Total cost of revenues	(40,514)		(13,200)
Gross profit	(14,344)		5,964
Profit / (loss) from operations	(17,692)		5,470
Profit / (loss) before income taxes	(17,395)		5,461
Net profit / (loss)	¥ (17,395)		¥ 5,461